Transmittal Letter

[Letterhead of John L. Thomas, Esq.]

April 28, 2008

U. S. Securities and Exchange Commission
100 F Street, NW
Washington, D.C.  20549

Re:       UHF Incorporated
Commission File No. 000-49729
Quarterly Report on Form 10-QSB

Dear Madam or Sir:

On behalf of my client, UHF Incorporated, enclosed for filing is my clients’ Quarterly Report on Form 10-QSB for the quarter ending March 31, 2008.

All communications regarding the filing may be directed to the undersigned at (856) 234-0960.

Very Truly Yours,

/s/ John L. Thomas

Enclosure